Average Annual Total Returns	0 Months Ended
	Feb. 01, 2013
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Years	3.79%
10 Years	10.63%
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A
Average Annual Return:
1 Year	12.62%
5 Years	2.79%
10 Years	7.92%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	12.23%
5 Years	2.62%
10 Years	6.87%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.20%
5 Years	2.32%
10 Years	6.61%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class B
Average Annual Return:
1 Year	13.57%
5 Years	2.89%
10 Years	8.00%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class C
Average Annual Return:
1 Year	17.57%
5 Years	3.23%
10 Years	7.76%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
10 Years	10.49%
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A
Average Annual Return:
1 Year	11.48%
5 Years	4.57%
10 Years	10.42%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	10.09%
5 Years	4.06%
10 Years	8.99%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.62%
5 Years	3.83%
10 Years	8.80%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class B
Average Annual Return:
1 Year	12.40%
5 Years	4.68%
10 Years	10.48%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class C
Average Annual Return:
1 Year	16.40%
5 Years	5.02%
10 Years	10.23%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	4.07%
10 Years	10.55%
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A
Average Annual Return:
1 Year	9.24%
5 Years	2.98%
10 Years	10.62%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	8.34%
5 Years	2.68%
10 Years	9.57%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.18%
5 Years	2.53%
10 Years	9.06%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class C
Average Annual Return:
1 Year	14.04%
5 Years	3.43%
10 Years	10.48%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.81%
5 Years	3.23%
10 Years	10.32%
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A
Average Annual Return:
1 Year	8.86%
5 Years	(0.29%)
10 Years	8.37%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	8.86%
5 Years	(0.29%)
10 Years	8.37%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.76%
5 Years	(0.25%)
10 Years	7.43%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class B
Average Annual Return:
1 Year	9.67%
5 Years	(0.21%)
10 Years	8.87%
Inception Date of Share Class	Aug. 26, 2011
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class C
Average Annual Return:
1 Year	13.66%
5 Years	0.16%
10 Years	8.26%
Inception Date of Share Class	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%	[1]
5 Years	2.04%	[1]
10 Years	7.68%	[1]
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.28%
5 Years	3.57%
10 Years	10.65%
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A
Average Annual Return:
1 Year	7.63%
5 Years	1.33%
10 Years	8.04%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	7.01%
5 Years	1.20%
10 Years	7.05%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.76%
5 Years	1.12%
10 Years	6.81%
Inception Date of Share Class	Feb. 24, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class B
Average Annual Return:
1 Year	8.33%
5 Years	1.44%
10 Years	8.30%
Inception Date of Share Class	Aug. 26, 2011
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class C
Average Annual Return:
1 Year	12.33%
5 Years	1.77%
10 Years	7.94%
Inception Date of Share Class	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Years	3.79%
10 Years	10.63%
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A
Average Annual Return:
1 Year	11.53%
5 Years	4.16%
10 Years	9.76%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	11.17%
5 Years	3.97%
10 Years	8.32%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.49%
5 Years	3.50%
10 Years	7.85%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class C
Average Annual Return:
1 Year	16.45%
5 Years	4.62%
10 Years	9.66%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Years	3.79%
10 Years	10.63%
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	19.53%
5 Years	4.10%
10 Years	8.69%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	19.11%
5 Years	3.92%
10 Years	7.62%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.69%
5 Years	3.46%
10 Years	7.31%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
10 Years	10.49%
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class
Average Annual Return:
1 Year	18.53%
5 Years	5.90%
10 Years	11.12%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.05%
5 Years	5.39%
10 Years	9.68%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	13.27%
5 Years	4.99%
10 Years	9.45%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	4.07%
10 Years	10.55%
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class
Average Annual Return:
1 Year	15.95%
5 Years	4.36%
10 Years	11.42%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.00%
5 Years	4.07%
10 Years	10.37%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.59%
5 Years	3.74%
10 Years	9.80%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.81%
5 Years	3.23%
10 Years	10.32%
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class
Average Annual Return:
1 Year	15.56%
5 Years	1.07%
10 Years	9.27%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.56%
5 Years	1.07%
10 Years	9.27%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.12%
5 Years	0.91%
10 Years	8.27%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%	[1]
5 Years	2.04%	[1]
10 Years	7.68%	[1]
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.28%
5 Years	3.57%
10 Years	10.65%
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class
Average Annual Return:
1 Year	14.48%
5 Years	2.78%
10 Years	8.97%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	13.85%
5 Years	2.66%
10 Years	7.98%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.23%
5 Years	2.38%
10 Years	7.66%
Inception Date of Share Class	Aug. 30, 2002
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Years	3.79%
10 Years	10.63%
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	18.46%
5 Years	5.53%
10 Years	10.53%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	18.02%
5 Years	5.33%
10 Years	9.08%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.99%
5 Years	4.69%
10 Years	8.54%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Years	3.79%
10 Years	10.63%
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	19.82%
5 Years	4.36%
10 Years	8.92%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	19.29%
5 Years	4.11%
10 Years	7.79%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.88%
5 Years	3.65%
10 Years	7.48%
Inception Date of Share Class	Jul. 26, 2004
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
10 Years	10.49%
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class
Average Annual Return:
1 Year	18.73%
5 Years	6.01%
10 Years	11.18%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	17.25%
5 Years	5.50%
10 Years	9.74%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	13.39%
5 Years	5.09%
10 Years	9.50%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	4.07%
10 Years	10.55%
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class
Average Annual Return:
1 Year	16.28%
5 Years	4.61%
10 Years	11.59%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.35%
5 Years	4.32%
10 Years	10.55%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.79%
5 Years	3.95%
10 Years	9.95%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.81%
5 Years	3.23%
10 Years	10.32%
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class
Average Annual Return:
1 Year	15.91%
5 Years	1.33%
10 Years	9.50%
Inception Date of Share Class	Jun. 30, 2003
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.91%
5 Years	1.33%
10 Years	9.50%
Inception Date of Share Class	Jun. 30, 2003
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.34%
5 Years	1.14%
10 Years	8.48%
Inception Date of Share Class	Jun. 30, 2003
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%	[1]
5 Years	2.04%	[1]
10 Years	7.68%	[1]
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.28%
5 Years	3.57%
10 Years	10.65%
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class
Average Annual Return:
1 Year	14.76%
5 Years	2.90%
10 Years	9.03%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.13%
5 Years	2.77%
10 Years	8.04%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.41%
5 Years	2.47%
10 Years	7.71%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Years	3.79%
10 Years	10.63%
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	18.91%
5 Years	5.82%
10 Years	10.76%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	18.48%
5 Years	5.59%
10 Years	9.27%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.29%
5 Years	4.94%
10 Years	8.73%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Years	3.79%
10 Years	10.63%
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	19.37%
5 Years	3.99%
10 Years	8.59%
Inception Date of Share Class	Feb. 18, 1998
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	18.98%
5 Years	3.82%
10 Years	7.53%
Inception Date of Share Class	Feb. 18, 1998
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.59%
5 Years	3.36%
10 Years	7.22%
Inception Date of Share Class	Feb. 18, 1998
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
10 Years	10.49%
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class
Average Annual Return:
1 Year	18.28%
5 Years	5.78%
10 Years	11.11%
Inception Date of Share Class	Dec. 29, 1989
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.83%
5 Years	5.28%
10 Years	9.69%
Inception Date of Share Class	Dec. 29, 1989
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	13.08%
5 Years	4.89%
10 Years	9.45%
Inception Date of Share Class	Dec. 29, 1989
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	4.07%
10 Years	10.55%
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class
Average Annual Return:
1 Year	15.77%
5 Years	4.15%
10 Years	11.23%
Inception Date of Share Class	Dec. 31, 1987
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.81%
5 Years	3.85%
10 Years	10.17%
Inception Date of Share Class	Dec. 31, 1987
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.50%
5 Years	3.55%
10 Years	9.62%
Inception Date of Share Class	Dec. 31, 1987
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.81%
5 Years	3.23%
10 Years	10.32%
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class
Average Annual Return:
1 Year	15.46%
5 Years	0.82%
10 Years	8.85%
Inception Date of Share Class	Sep. 30, 1998
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.46%
5 Years	0.82%
10 Years	8.85%
Inception Date of Share Class	Sep. 30, 1998
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.05%
5 Years	0.70%
10 Years	7.87%
Inception Date of Share Class	Sep. 30, 1998
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%	[1]
5 Years	2.04%	[1]
10 Years	7.68%	[1]
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.28%
5 Years	3.57%
10 Years	10.65%
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class
Average Annual Return:
1 Year	14.10%
5 Years	2.47%
10 Years	8.67%
Inception Date of Share Class	Dec. 31, 1985
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	13.45%
5 Years	2.35%
10 Years	7.69%
Inception Date of Share Class	Dec. 31, 1985
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.99%
5 Years	2.11%
10 Years	7.40%
Inception Date of Share Class	Dec. 31, 1985
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Years	3.79%
10 Years	10.63%
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor
Average Annual Return:
1 Year	18.24%
5 Years	5.34%
10 Years	10.38%
Inception Date of Share Class	Dec. 31, 1998
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor | (after taxes on distributions)
Average Annual Return:
1 Year	17.89%
5 Years	5.18%
10 Years	8.96%
Inception Date of Share Class	Dec. 31, 1998
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.85%
5 Years	4.54%
10 Years	8.42%
Inception Date of Share Class	Dec. 31, 1998
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
Performance Since 12/17/2007	4.88%
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A
Average Annual Return:
1 Year	7.78%
5 Years	(0.88%)
Performance Since 12/17/2007	(0.95%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	7.78%
5 Years	(0.88%)
Performance Since 12/17/2007	(0.95%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.06%
5 Years	(0.74%)
Performance Since 12/17/2007	(0.80%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class C
Average Annual Return:
1 Year	12.62%
5 Years	(0.40%)
Performance Since 12/17/2007	(0.48%)
Inception Date of Share Class	Dec. 17, 2007
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
Performance Since 12/17/2007	4.88%
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class
Average Annual Return:
1 Year	14.61%
5 Years	0.56%
Performance Since 12/17/2007	0.47%
Inception Date of Share Class	Dec. 17, 2007
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.47%
5 Years	0.53%
Performance Since 12/17/2007	0.45%
Inception Date of Share Class	Dec. 17, 2007
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.49%
5 Years	0.46%
Performance Since 12/17/2007	0.39%
Inception Date of Share Class	Dec. 17, 2007
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
Performance Since 12/17/2007	4.88%
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class
Average Annual Return:
1 Year	14.81%
5 Years	0.65%
Performance Since 12/17/2007	0.56%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.63%
5 Years	0.61%
Performance Since 12/17/2007	0.53%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.62%
5 Years	0.53%
Performance Since 12/17/2007	0.46%
Inception Date of Share Class	Jul. 30, 2010

[1]	Effective January 1, 2013, the Fund changed its benchmark from the Russell MidCap® Index to the Russell 3000® Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.